Annual Total Returns[BarChart] - Invesco SP 500 Equal Weight Industrials ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.98%)	16.51%	39.47%	11.59%	(6.84%)	21.45%	23.10%	(12.99%)	32.90%	18.19%